INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 76.0	$ 110.8
Work-in-progress	29.5	39.1
Finished goods	211.1	243.6
Project assets	21.9	12.6
Inventories - net	$ 338.5	$ 406.1